AUTHORISATION FOR ISSUE	12 Months Ended
Dec. 31, 2017
Disclosure of authorisation for issue [Abstract]
AUTHORISATION FOR ISSUE
33.	AUTHORISATION FOR ISSUE

These Group consolidated financial statements were authorised for issue by the Board of Directors on April 30, 2018.

The Registrant hereby certifies that it meets all of the requirements for filing on Form 20-F and that it has duly caused and authorised the undersigned to sign this Annual Report on its behalf.

TRINITY BIOTECH PLC

By	/s/ RONAN O’CAOIMH
Mr Ronan O’Caoimh
Director/
Chief Executive Officer

Date: April 20, 2018

By:	/s/ KEVIN TANSLEY
Mr Kevin Tansley
Company secretary/
Chief Financial Officer

Date: April 20, 2018